Inventories	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Inventories

10.	Inventories

	06.30.2025	12.31.2024
Crude oil	3,132	2,645
Oil products	2,441	2,161
Intermediate products	561	424
Natural gas and Liquefied Natural Gas (LNG)	127	101
Biofuels	28	22
Fertilizers	2	1
Total products	6,291	5,354
Materials, supplies and others	1,942	1,356
Total	8,233	6,710

In the six-month period ended June 30, 2025, the Company recognized a US$ 7 loss within cost of sales, adjusting inventories to net realizable value (a US$ 44 reversal of cost of sales in the six-month period ended June 30, 2024), primarily due to changes in international prices of crude oil and oil products.

At June 30, 2025, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to Pension Plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Fundação Petrobras de Seguridade Social – Petros Foundation in 2008, in the estimated amount of US$ 818 (US$ 761 at December 31, 2024).